Investment Securities - Schedule of Short Term Investments, Debt Securities and Convertible Bonds (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Short Term Investments, Debt Securities and Convertible Bonds [Abstract]
Short term investments	¥ 38,695,647	¥ 146,486,668
Debt securities	187,357,047	231,922,043
Convertible bonds	40,876,080	35,499,500
Total	¥ 266,928,774	¥ 413,908,211